Short-term loans (Narrative) (Detail) ¥ in Thousands, ₨ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PKR (₨)
Conditions of short-term loans [line items]
Short-term loans represented the notes receivable that were discounted with recourse	¥ 1,317,000	¥ 659,000
Short-term loans	66,311,160	67,119,368
Secured
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	3,400,000	4,913,000
Secured | Property, plant and equipment [member]
Conditions of short-term loans [line items]
Short-term loans	347,000
Net book value of property, plant and equipment	347,000
China Minsheng Banking Corp., Ltd. [member]
Conditions of short-term loans [line items]
Short-term loans		9,000
Deposit	1,490
Huaneng Finance
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 10,059,000	¥ 8,583,000
Annual interest rate	3.62% to 4.75%	3.91% to 4.35%
Tiancheng Financial Leasing
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	¥ 1,036,000	¥ 1,955,000
Short-term loans guaranteed by related parties	¥ 347,000	¥ 166,000
Annual interest rate	4.15% to 4.77%	4.35%
Tiancheng Financial Leasing | Property, plant and equipment [member]
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	¥ 722,000	¥ 902,000
Hong Kong Asset Management
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 111,000	0
Annual interest rate	4.90%
Shandong Power and Ruyi Technology Group [member]
Conditions of short-term loans [line items]
Short-term loans		173,000		₨ 3,860
Ruyi Pakistan Energy [member]
Conditions of short-term loans [line items]
Short-term loans		1,567,000	$ 0.2
Short-term loans guaranteed by related parties		¥ 1,394,000